Balance Sheet Components - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 20,794	$ 15,723
Less: Accumulated depreciation	(10,740)	(5,992)
Property and equipment, net	$ 10,054	9,731
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Property, plant and equipment, gross	$ 8,404	5,084
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Property, plant and equipment, gross	$ 498	456
Automotive and vehicle hardware
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Property, plant and equipment, gross	$ 93	93
Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Property, plant and equipment, gross	$ 104	104
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	7 years
Property, plant and equipment, gross	$ 730	721
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,700	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9,265	$ 9,265